CLOUGH HEDGED EQUITY ETF (NYSE ARCA, INC.: CBLS)

CLOUGH SELECT EQUITY ETF (NYSE ARCA, INC.: CBSE)

Schedules of Investments

January 31, 2025

Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.39%
Communications - 12.14%
Magnite, Inc.(a)	49,399	$849,663
MakeMyTrip Ltd.(a)	12,024	1,313,862
Reddit, Inc., Class A(a)	5,335	1,064,599
Spotify Technology SA(a)	2,271	1,245,757
Uber Technologies, Inc.(a)	13,180	881,083
		5,354,964

Consumer Discretionary - 13.91%
Amazon.com, Inc.(a)	3,582	851,370
Arcos Dorados Holdings, Inc., Class A	147,456	1,142,784
Capri Holdings Ltd.(a)	48,059	1,190,902
Champion Homes, Inc.(a)	10,939	1,009,998
OneSpaWorld Holdings Ltd.	39,942	853,161
Service Corp. Intl.(b)	13,903	1,086,102
		6,134,317

Consumer Staples - 7.71%
Costco Wholesale Corp.	1,176	1,152,339
Vital Farms, Inc.(a)	24,605	1,079,544
Walmart, Inc.(b)	11,926	1,170,656
		3,402,539

Energy - 8.86%
Cheniere Energy, Inc.(b)	4,988	1,115,566
Expand Energy Corp.	9,693	984,809
Sable Offshore Corp.(a)	37,433	933,205
Solaris Energy Infrastructure, Inc.	32,025	873,962
		3,907,542

Financials - 8.98%
AerCap Holdings NV(b)	12,437	1,188,977
Coinbase Global, Inc., Class A(a)(b)	3,974	1,157,745
Federal Home Loan Mortgage Corp.(a)	156,448	813,530
Federal National Mortgage Association(a)	145,784	800,354
		3,960,606

Health Care - 2.02%
TransMedics Group, Inc.(a)	13,180	890,309

Industrials - 14.78%
BWX Technologies, Inc.	9,534	1,076,675
Chart Industries, Inc.(a)(b)	5,919	1,252,401
EMCOR Group, Inc.	2,489	1,115,221
Quanta Services, Inc.	3,640	1,119,700
Rollins, Inc.	21,858	1,081,971
Sterling Infrastructure, Inc.(a)(b)	6,132	873,319
		6,519,287
	Shares	Value
COMMON STOCKS - 94.39% (continued)
Materials - 10.76%
Agnico Eagle Mines Ltd.	12,935	$1,202,179
Ecolab, Inc.(b)	4,661	1,166,136
Kinross Gold Corp.	107,054	1,207,569
Newmont Corp.	27,502	1,174,886
		4,750,770

Real Estate - 1.99%
Redfin Corp.(a)	109,966	879,728

Technology - 9.24%
Adobe, Inc.(a)	1,942	849,528
Dell Technologies, Inc., Class C	10,528	1,090,701
Marvell Technology, Inc.(b)	9,369	1,057,385
NVIDIA Corp.	8,954	1,075,107
		4,072,721

Utilities - 4.00%
Entergy Corp.(b)	10,907	884,340
NextEra Energy, Inc.	12,280	878,757
		1,763,097

TOTAL COMMON STOCKS
(Cost $38,939,151)		41,635,880

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.30%
2x Long VIX Futures ETF (a)	18,987	574,357

TOTAL EXCHANGE-TRADED FUNDS
(Cost $548,550)		574,357

TOTAL INVESTMENTS - 95.69%
(Cost $39,487,701)		42,210,237

Other Assets in Excess of Liabilities - 4.31%(c)		1,902,339

NET ASSETS - 100.00%		$44,112,576

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (27.81)%
Communications - (1.14)%
Gogo, Inc.	(59,800)	(504,712)

See Notes to Schedules of Investments

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Clough Hedged Equity ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (27.81)% (Continued)
Consumer Discretionary - (5.55)%
Cava Group, Inc.	(2,240)	$(302,512)
Ford Motor Co.	(63,402)	(639,092)
G-III Apparel Group, Ltd.	(10,966)	(342,359)
Harley-Davidson, Inc.	(10,700)	(289,542)
Sweetgreen, Inc.	(7,710)	(253,813)
Valvoline, Inc.	(16,680)	(618,995)
		(2,446,313)

Consumer Staples - (8.34)%
Boston Beer Co., Inc.	(1,040)	(260,697)
Conagra Brands, Inc.	(9,205)	(238,317)
Constellation Brands, Inc.	(1,380)	(249,504)
Diageo PLC - Sponsored ADR	(2,190)	(262,734)
General Mills, Inc.	(3,757)	(225,946)
Heineken NV - Sponsored ADR	(7,710)	(267,614)
Hershey Co.	(1,440)	(214,920)
J M Smucker Co.	(4,140)	(442,525)
Keurig Dr Pepper, Inc.	(7,850)	(251,985)
MGP Ingredients, Inc.	(7,360)	(265,917)
Molson Coors Beverage Co., Class B	(4,720)	(258,420)
PepsiCo, Inc.	(1,823)	(274,708)
Post Holdings, Inc.	(2,250)	(238,860)
WK Kellogg Co	(13,635)	(226,205)
		(3,678,352)

Health Care - (3.44)%
HCA Healthcare, Inc.	(1,730)	(570,744)
Johnson & Johnson	(2,237)	(340,360)
Novo Nordisk A/S - Sponsored ADR	(4,890)	(412,961)
Pfizer, Inc.	(7,410)	(196,513)
		(1,520,578)

Industrials - (5.73)%
AMETEK, Inc.	(2,998)	(553,311)
H&R Block, Inc.	(11,750)	(649,892)
Middleby Corp.	(2,077)	(355,458)
Ryder System, Inc.	(3,220)	(513,300)
Toro Co.	(5,494)	(457,485)
		(2,529,446)

Real Estate - (1.21)%
Tanger, Inc.	(16,220)	(532,340)
SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (27.81)% (Continued)
Technology - (2.40)%
Intuit, Inc.	(930)	$(559,404)
Viasat, Inc.	(51,640)	(496,777)
		(1,056,181)
TOTAL COMMON STOCKS
(Proceeds $12,360,627)		(12,267,922)

TOTAL SECURITIES SOLD SHORT - (27.81%)
(Proceeds $12,360,627)		(12,267,922)

Investment Abbreviations:

ADR - American Depository Receipt

A/S - Aktieselskab (Danish: Joint Stock Company)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Société Anonyme (French: Limited Liability Company)

(a)	Non-income producing security.

(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2025, the aggregate value of those securities was $7,034,550, representing 15.95% of net assets.
(c)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

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Clough Select Equity ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.55%
Communications - 13.85%
Magnite, Inc.(a)	26,600	$457,520
MakeMyTrip Ltd.(a)	7,035	768,715
Reddit, Inc., Class A(a)	4,014	800,994
Spotify Technology SA(a)	1,475	809,111
Uber Technologies, Inc.(a)	7,100	474,635
		3,310,975

Consumer Discretionary - 11.99%
Amazon.com, Inc.(a)	1,930	458,722
Arcos Dorados Holdings, Inc., Class A	77,561	601,098
Capri Holdings Ltd.(a)	32,391	802,649
OneSpaWorld Holdings Ltd.	21,500	459,240
Service Corp. Intl.	6,973	544,731
		2,866,440

Consumer Staples - 2.91%
Vital Farms, Inc.(a)	15,880	696,735

Energy - 14.99%
Cheniere Energy, Inc.	2,597	580,819
Civeo Corp.	24,121	567,808
Devon Energy Corp.	13,703	467,272
Expand Energy Corp.	4,344	441,350
Kosmos Energy Ltd.(a)	165,029	524,792
Sable Offshore Corp.(a)	21,532	536,793
Solaris Energy Infrastructure, Inc.	17,224	470,043
		3,588,877
Financials - 6.80%
Coinbase Global, Inc., Class A(a)	2,601	757,749
Federal Home Loan Mortgage Corp.(a)	84,100	437,320
Federal National Mortgage Association(a)	78,400	430,416
		1,625,485

Health Care - 4.45%
Humacyte, Inc.(a)	127,624	584,518
TransMedics Group, Inc.(a)	7,100	479,605
		1,064,123

Industrials - 12.91%
BWX Technologies, Inc.	6,143	693,729
Chart Industries, Inc.(a)	3,385	716,232
EMCOR Group, Inc.	1,339	599,952
Quanta Services, Inc.	1,963	603,839
Sterling Infrastructure, Inc.(a)	3,318	472,550
		3,086,302
	Shares	Value
COMMON STOCKS - 96.55% (continued)
Materials - 7.93%
Agnico Eagle Mines Ltd.	6,886	$639,985
Kinross Gold Corp.	56,453	636,790
Newmont Corp.	14,504	619,611
		1,896,386

Real Estate - 2.27%
Redfin Corp.(a)	67,900	543,200

Technology - 12.33%
Adobe, Inc.(a)	1,040	454,948
Dell Technologies, Inc., Class C	5,682	588,655
Marvell Technology, Inc.	4,867	549,290
MicroStrategy, Inc., Class A(a)	1,767	591,574
Planet Labs PBC(a)	125,463	765,324
		2,949,791

Utilities - 6.12%
Entergy Corp.	5,801	470,345
NextEra Energy, Inc.	6,598	472,153
Oklo, Inc.(a)	12,500	520,125
		1,462,623

TOTAL COMMON STOCKS
(Cost $21,433,101)		23,090,937

TOTAL INVESTMENTS - 96.55%
(Cost $21,433,101)		23,090,937

Other Assets in Excess of Liabilities - 3.45%		824,434

NET ASSETS - 100.00%		$23,915,371

Investment Abbreviations:

PBC - Public Benefit Corporation

SA - Société Anonyme (French: Limited Liability Company)

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

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Clough Capital ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, Clough Hedged Equity ETF (“CBLS”) and Clough Select Equity ETF (“CBSE”), (each a “Fund” and collectively the “Funds”). CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (“Clough Capital” or the “Adviser”), the Fund’s investment adviser, believes to have above-average financial characteristics, be undervalued and/or have growth potential, and by taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets. CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics, be undervalued and/or have growth potential. Both Funds commenced on November 12, 2020 and were registered with Listed Funds Trust before registering with and operating under Elevation Series Trust beginning January 17, 2025.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

The net asset value (“NAV”) per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by a Fund at times when the Fund is not open for business. As a result, each Fund’s NAV may change at times when it is not possible to purchase or sell shares of that Fund.

Investment Valuation – Securities and securities sold short, held by each Fund, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation committee.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser, Clough Capital Partners L.P. ("Clough" or the "Adviser"), as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

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Clough Capital ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of January 31, 2025:

Clough Hedged Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$41,635,880	$–	$–	$41,635,880
Exchange-Traded Funds	574,357	–	–	574,357
Total	$42,210,237	$–	$–	$42,210,237
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(11,771,145)	–	–	(11,771,145)
Exchange-Traded Funds	(496,777)	–	–	(496,777)
Total	$(12,267,922)	$–	$–	$(12,267,922)

Clough Select Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,090,937	$–	$–	$23,090,937
Total	$23,090,937	$–	$–	$23,090,937

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Foreign Securities – Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds – Each Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales – Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current value of the security sold short. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Risk Factors – Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in NAV. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

6

Clough Capital ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may result in the securities held by the Funds being subject to larger short-term declines in value compared to other types of investments.

The Funds may have elements of risk due to their investments in foreign issuers located in various countries outside the U.S. Such investments may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The economic impacts of a global pandemic may adversely impact the Funds’ ability to reach their investment objectives and may adversely affect the value and liquidity of the Funds’ investments. Because of uncertainties in valuation, values reflected in the Schedules of Investments may differ from the value received upon sales of those investments. These circumstances may continue for an extended period of time, and may adversely affect the value and liquidity of the Funds’ investments.

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